UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C. 20549

                           Form 13F

                     Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2004

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.): [ ]  is a restatement.
                                  [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:     Hovde Capital Advisors LLC
Address:  1826 Jefferson Place, NW
          Washington, D.C. 20036

Form 13F File Number:  28-10714

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Richard J. Perry, Jr.
Title:    Managing Member
Phone:    (202) 822-8117

Signature, Place, and Date of Signing:

/s/ Richard J. Perry, Jr.  Washington, D.C.   February 4, 2005
-------------------------  ----------------   ----------------
Richard J. Perry, Jr.      [City, State]      [Date]

Report Type  (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.


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                     FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	46

Form 13F Information Table Value Total:	$ 221,013 (thousands)



List of Other Included Managers:   NONE



Provide a numbered list of the name(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                 FORM 13F INFORMATION TABLE

                                 TITLE OF             VALUE   SHRS OR  SH/ PUT/   INVESTMENT    OTHER  VOTING AUTHORITY
         NAME OF ISSUER          CLASS      CUSIP    (x1000)  PRN AMT  PRN CALL   DISCRETION    MGRS   SOLE  SHARED    NONE
ANCHOR BANCORP WISCONSIN INC     COM      032839102    3,853  132,182   SH           SOLE                    14,575  117,607
ASTORIA FINANCIAL CORP           COM      046265104    3,444   86,161   SH           SOLE                     9,875   76,286
ASSURANT INC			 COM 	  04621X108   10,612  347,379   SH           SOLE                    39,605  307,774
ALLSTATE CORP                    COM      020002101    9,778  189,048   SH           SOLE                    21,436  167,612
AMCORE FINANCIAL INC             COM      023912108    3,663  113,833   SH           SOLE                    14,094   99,739
AMSOUTH BANCORPORATION           COM      032165102    5,599  216,196   SH           SOLE                    24,840  191,356
ATLANTIC BANCGROUP INC           COM      048221105    1,169   43,200   SH           SOLE                             43,200
BEAR STEARNS COMPANIES INC       COM      073902108    4,900   47,897   SH           SOLE                     5,405   42,492
COUNTRYWIDE FINANCIAL CORP       COM      222372104    2,390   64,570   SH           SOLE                     7,315   57,255
CIT GROUP INC                    COM      125581108    8,004  174,687   SH           SOLE                    19,941  154,746
COMMUNITY BANCORP INC            COM      20342P109    5,653  188,417   SH           SOLE                            188,417
COLONIAL BANCGROUP INC           COM      195493309    5,450  256,691   SH           SOLE                    30,260  226,431
CENTRAL PACIFIC FINANCIAL CO     COM      154760102   13,362  369,430   SH           SOLE                    41,951  327,479
COMMUNITY WEST BANCSHARES        COM      204157101    1,097   81,477   SH           SOLE                    15,772   65,705
COMMONWEALTH BANKSHARES INC      COM      202736104      593   31,447   SH           SOLE                             31,447
EFC BANCORP INC                  COM      268423100      986   37,849   SH           SOLE                     3,394   34,455
EAGLE BANCORP INC                COM      268948106      285   13,910   SH           SOLE                             13,910
ENDURANCE SPECIALTY HOLDINGS     COM      016404934    4,732  138,372   SH           SOLE                    15,711  122,661
FOOTHILL INDEPENDENT BANCORP     COM      344905104    1,287   54,830   SH           SOLE                     8,087   46,743
FREDDIE MAC                      COM      313400301    9,423  127,852   SH           SOLE                    14,631  113,221
GOLD BANC CORPORATION INC        COM      379907108    3,551  242,900   SH           SOLE                    28,225  214,675
HIBERNIA CORP  -CL A             COM      428656102    9,332  316,240   SH           SOLE                    36,285  279,955
INVESTORS FINANCIAL SVCS CP      COM      461915100    3,159   63,215   SH           SOLE                     7,210   56,005
JACKSONVILLE BANCORP INC FL      COM      469249106    1,270   47,129   SH           SOLE                             47,129
JP MORGAN CHASE & CO             COM      46625H100   11,813  302,817   SH           SOLE                    34,848  267,969
KEYCORP                          COM      493267108    6,534  192,749   SH           SOLE                    21,965  170,784
MBNA CORP                        COM      55262L100    4,652  165,031   SH           SOLE                    18,780  146,251
MAXCOR FINANCIAL GROUP INC       COM      57772G100    4,179  471,724   SH           SOLE                    53,270 418,454
MB FINANCIAL INC                 COM      55264U108    2,087   49,503   SH           SOLE                             49,503
MIDWEST BANC HOLDINGS INC        COM      598251106      541   24,750   SH           SOLE                             24,750
NATIONAL MERCANTILE BANCORP      COM      636912206    2,986  235,100   SH           SOLE                            235,100
METROCORP BANCSHARES INC         COM      591650106      213    9,556   SH           SOLE                      1,030   8,526
MERRILL LYNCH & CO INC           COM      590188108    6,269  104,888   SH           SOLE                     11,977  92,911
METLIFE INC                      COM      59156R108    6,905  170,452   SH           SOLE                     19,318 151,134
MONTPELIER RE HOLDINGS LTD       COM      015564474    5,490  142,794   SH           SOLE                     16,219 126,575
KNIGHT TRADING GROUP INC-A       COM      499063105    3,449  315,000   SH           SOLE                     35,595 279,405
OLD REPUBLIC INTL CORP           COM      680223104    7,223  285,508   SH           SOLE                     32,521 252,987
EPLUS INC                        COM      294268107    6,585  557,540   SH           SOLE                     67,838 489,702
PARTNERRE LTD                    COM      010695988    6,494  104,849   SH           SOLE                     12,040  92,809
PRUDENTIAL FINANCIAL INC         COM      744320102    9,172  166,876   SH           SOLE                     18,964 147,912
REINSURANCE GROUP OF AMERICA     COM      759351109    9,115  188,122   SH           SOLE                     21,726 166,396
STERLING BANK                    COM      858910102      325   31,500   SH           SOLE                             31,500
SWS GROUP INC                    COM      78503N107    1,274   58,100   SH           SOLE                      6,705  51,395
BANCORP BANK/THE                 COM      05969A105      400   25,000   SH           SOLE                             25,000
WESTCORP                         COM      957907108   10,595  230,680   SH           SOLE                     26,175 204,505
GREAT WOLF RESORTS INC           COM      391523107    1,117   50,000   SH           SOLE                             50,000
TOTAL                                                221,013

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